OPERATING LEASES	6 Months Ended
Dec. 31, 2019
OPERATING LEASES
OPERATING LEASES
NOTE 3 -     OPERATING LEASES
Operating lease as lessee
The Company’s lease agreements include payments for land use rights and lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The leases, other than prepaid land leases, have remaining lease terms of up to five years. Certain lease agreements include terms with options to extend the lease, however none of these have been recognized in the Company’s right-of-use assets or lease liabilities since those options were not reasonably certain to be exercised.
The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations.

Six months ended December 31, 2019
Operating lease costs	848
Short-term lease costs	242
Amortization of prepaid land leases	197

Total lease costs	1,287

Six months ended December 31, 2019
Other information
Cash paid for amounts included in the measurement of operating lease liabilities	970
ROU assets obtained in exchange for new operating lease liabilities	549
Weighted-average remaining lease term (in years):
Operating leases	3.5
Weighted-average discount rate:
Operating leases	4.0%

For the six months ended December 31, 2019, total
lease costs
of
$589
were recorded in selling expenses, $518 were recorded in general and administrative expenses, and
$180
were recorded in research and development expenses.
Total expenses under operating leases were $1,166 for the six months ended December 31, 2018.

The total amortization of prepaid land leases was $132 for the six months ended December 31, 2018.
Future minimum lease payments for operating leases as of December 31, 2019 are as follows:

As of December 31, 2019
January 1, 2020 – December 31, 2020	$1,651
January 1, 2021 – December 31, 2021	1,453
January 1, 2022 – December 31, 2022	1,134
January 1, 2023 – December 31, 2023	670
January 1, 2024 and onwards	195

Total minimum lease payments	5,103
Less: imputed interest	250

Total lease liability balance	$4,853

Operating lease as
l
essor
The Company entered into operating lease arrangements to lease out its buildings located in Beijing with lease term ranging from ten to fifteen years. The lease arrangements include lease payments that are largely fixed and do not contain
variable lease payments. The leases do not contain any contingent rental income clauses or options for a lessee to purchase the buildings.
Total rental income for the six months ended December 31, 201
8
and 201
9
were
$
838 and
$
2,937, respectively and were recorded under “other income” on the condensed consolidated statements of comprehensive income.
Future minimum lease payments to be received for these operating lease arrangements for each of the five succeeding fiscal years as of December 31, 2019 are as follows:

As of December 31, 2019
January 1, 2020 – December 31, 2020	$3,123
January 1, 2021 – December 31, 2021	3,217
January 1, 2022 – December 31, 2022	3,314
January 1, 2023 – December 31, 2023	3,413
January 1, 2024 – December 31, 2024	3,515
January 1, 2025 and onwards	16,304

Total	$32,886